Average Annual Total Returns	0 Months Ended
Jan. 28, 2012
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years	5.78%
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	2.60%
5 Years	4.92%
10 years	5.61%
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	1.02%
5 Years	3.58%
10 years	4.48%
(Institutional) | (Delaware Foundation Conservative Allocation Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.92%
5 Years	3.50%
10 years	4.23%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years	2.92%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	(1.75%)
5 Years	1.04%
10 years	4.44%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(3.03%)
5 Years	0.23%
10 years	3.80%
(Institutional) | (Delaware Foundation Growth Allocation Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.92%)
5 Years	0.57%
10 years	3.63%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years	2.92%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years	5.78%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Institutional Class
Average Annual Return:
1 Year	0.22%
5 Years	3.13%
10 years	5.22%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	(0.60%)
5 Years	2.29%
10 years	4.54%
(Institutional) | (Delaware Foundation Moderate Allocation Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.15%
5 Years	2.25%
10 years	4.19%
(Institutional) | (Delaware Foundation® Equity Fund) | MSCI All Country World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(7.35%)
Lifetime	5.87%
(Institutional) | (Delaware Foundation® Equity Fund) | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(6.86%)
Lifetime	6.38%
(Institutional) | (Delaware Foundation® Equity Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(5.22%)
Lifetime	7.98%
(Institutional) | (Delaware Foundation® Equity Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(6.13%)
Lifetime	6.85%
(Institutional) | (Delaware Foundation® Equity Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(2.90%)
Lifetime	6.30%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years	5.78%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class A
Average Annual Return:
1 Year	(3.64%)
5 Years	3.41%
10 years	4.71%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(5.04%)
5 Years	2.16%
10 years	3.66%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.15%)
5 Years	2.25%
10 years	3.49%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class B
Average Annual Return:
1 Year	(1.57%)
5 Years	3.79%
10 years	4.70%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class C
Average Annual Return:
1 Year	0.60%
5 Years	3.85%
10 years	4.56%
(Retail) | (Delaware Foundation Conservative Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	1.98%
5 Years	4.38%
Lifetime	5.65%
(Retail) | (Delaware Foundation Growth Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years	2.92%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class A
Average Annual Return:
1 Year	(7.73%)
5 Years	(0.39%)
10 years	3.56%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(8.85%)
5 Years	(1.14%)
10 years	2.98%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.81%)
5 Years	(0.61%)
10 years	2.89%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class B
Average Annual Return:
1 Year	(5.81%)
5 Years	(0.20%)
10 years	3.54%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class C
Average Annual Return:
1 Year	(3.74%)
5 Years	0.04%
10 years	3.39%
(Retail) | (Delaware Foundation Growth Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	(2.27%)
5 Years	0.56%
Lifetime	5.44%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 years	2.92%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 years	5.78%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class A
Average Annual Return:
1 Year	(5.65%)
5 Years	1.72%
10 years	4.35%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(6.34%)
5 Years	0.96%
10 years	3.74%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.66%)
5 Years	1.08%
10 years	3.46%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class B
Average Annual Return:
1 Year	(4.62%)
5 Years	1.70%
10 years	3.33%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class C
Average Annual Return:
1 Year	(1.68%)
5 Years	2.11%
10 years	4.18%
(Retail) | (Delaware Foundation Moderate Allocation Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/11)
1 Year	(0.29%)
5 Years	2.61%
Lifetime	5.63%
(Retail) | (Delaware Foundation® Equity Fund) | MSCI All Country World Index (net) (reflects no deduction for fees or expenses)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(7.35%)
Lifetime	5.87%
(Retail) | (Delaware Foundation® Equity Fund) | MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(6.86%)
Lifetime	6.38%
(Retail) | (Delaware Foundation® Equity Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(10.95%)
Lifetime	5.01%
(Retail) | (Delaware Foundation® Equity Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(11.72%)
Lifetime	3.99%
(Retail) | (Delaware Foundation® Equity Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(6.65%)
Lifetime	3.81%
(Retail) | (Delaware Foundation® Equity Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(7.13%)
Lifetime	6.91%
(Retail) | (Delaware Foundation® Equity Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/09-12/31/11)
1 Year	(5.63%)
Lifetime	7.46%